LOANS PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt
Debt Disclosure
4.     LOANS PAYABLE

The Company received $0 in new loan proceeds for the period ended March 31, 2012. As of March 31, 2012, the principal balance of the Company’s outstanding loans payable was $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the period ended March 31, 2012 including all accrued and unpaid interest was $164,667. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. There was no interest paid during the period ended March 31, 2012.

6.     LOANS PAYABLE

The Company received $0 in new loan proceeds for the year ended December 31, 2011. As of December 31, 2011, the principal balance of the Company’s outstanding loans payable were $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the years ended December 31, 2011 and 2010, including all accrued and unpaid interest was $162,467 and $153,667, respectively. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. There was no interest paid during the years ended December 31, 2011and 2010, respectively.